Stock-Based Compensation - Schedule of Stock-Based Compensation Expense to Employees and Non-Employees (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Stock-Based Compensation Expense to Employees and Non-Employees [Line Items]
Total stock-based compensation	$ 93	$ 534	$ 642	$ 2,695	$ 3,225	$ 2,980
Cost of revenue [Member]
Schedule of Stock-Based Compensation Expense to Employees and Non-Employees [Line Items]
Total stock-based compensation	4	3	5	38	41
Research and development [Member]
Schedule of Stock-Based Compensation Expense to Employees and Non-Employees [Line Items]
Total stock-based compensation	25	144	191	966	1,107	940
Sales, general and administrative [Member]
Schedule of Stock-Based Compensation Expense to Employees and Non-Employees [Line Items]
Total stock-based compensation	$ 64	$ 387	$ 446	$ 1,691	$ 2,077	$ 2,040